Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Plan number	004
Entity tax identification number	61-0647538
Notes receivable from participants, current value	$ 3,182,649
Total	$ 94,129,535
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%	9.50%
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 5,213,212
Common/Collective Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	81,589,506
Humana Unitized Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,017,929
Investment, Identifier [Axis]: Brokerage Accounts, Personal Choice Retirement Account - Self-directed Brokerage Account
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	47,346
Investment, Identifier [Axis]: Common Stocks, Humana Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	3,920,597
Investment, Identifier [Axis]: Delaware Small Cap Value Fund I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	872,918
Investment, Identifier [Axis]: Interest-Bearing Cash, Banco Popular Puerto Rico Time Deposit
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	78,893
Investment, Identifier [Axis]: JPMCB Large Cap Growth Fund CF-E
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	7,086,977
Investment, Identifier [Axis]: Loomis Sayles Small Cap Growth D
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,422,857
Investment, Identifier [Axis]: MFS International Equity Class 5B
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	3,891,187
Investment, Identifier [Axis]: Money Market Funds, State Street Government Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	97,332
Investment, Identifier [Axis]: PIMCO Total Return CTF Class N
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,837,187
Investment, Identifier [Axis]: SS GBL All Cap EQ US IDX NL K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	5,058,509
Investment, Identifier [Axis]: Schwab Index Retirement Trust Fund 2010 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	178,964
Investment, Identifier [Axis]: Schwab Index Retirement Trust Fund 2015 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	12,263
Investment, Identifier [Axis]: Schwab Index Retirement Trust Fund 2020 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	1,942,452
Investment, Identifier [Axis]: Schwab Index Retirement Trust Fund 2025 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	229,716
Investment, Identifier [Axis]: Schwab Index Retirement Trust Fund 2030 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	5,149,990
Investment, Identifier [Axis]: Schwab Index Retirement Trust Fund 2035 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	421,859
Investment, Identifier [Axis]: Schwab Index Retirement Trust Fund 2040 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	9,742,091
Investment, Identifier [Axis]: Schwab Index Retirement Trust Fund 2045 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	1,103,291
Investment, Identifier [Axis]: Schwab Index Retirement Trust Fund 2050 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	9,971,949
Investment, Identifier [Axis]: Schwab Index Retirement Trust Fund 2055 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	3,054,087
Investment, Identifier [Axis]: Schwab Index Retirement Trust Fund 2060 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	2,725,539
Investment, Identifier [Axis]: Schwab Index Retirement Trust Fund 2065 Unit Class IV
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	196,999
Investment, Identifier [Axis]: Schwab Institutional Large Cap Value Trust Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	5,933,239
Investment, Identifier [Axis]: Schwab Retirement Government Money Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	4,340,294
Investment, Identifier [Axis]: State Street Russell All Cap C
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	8,632,847
Investment, Identifier [Axis]: State Street Russell Small Cap K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	3,261,501
Investment, Identifier [Axis]: State Street S&P 500 INDX NL K
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	3,911,541
Investment, Identifier [Axis]: State Street US Bond IDX NL M
EBP, Schedule of Asset Held for Investment [Line Items]
Investment, current value	$ 1,824,461